Fair Value Measurements (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Financial Assets and Liabilities not Carried at Fair Value
Financial Assets and Liabilities not carried

at Fair Value
1
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
Carrying Fair Carrying Fair
value value value value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance

for credit losses
Government and government-related

securities
$ 206,815 $ 202,667 $ 232,093 $ 222,699
Other debt securities 64,800 63,509 75,923 72,511
Total debt securities at amortized cost, net of allowance for credit losses 271,615 266,176 308,016 295,210
Total loans, net of allowance for loan losses 949,549 949,227 895,947 877,763
Total financial assets not carried at fair value $ 1,221,164 $ 1,215,403 $ 1,203,963 $ 1,172,973
FINANCIAL LIABILITIES
Deposits $ 1,268,680 $ 1,266,562 $ 1,198,190 $ 1,188,585
Securitization liabilities at amortized

cost

12,365 12,123 12,710 12,035
Subordinated notes and debentures

11,473 11,628 9,620 9,389
Total financial liabilities not carried at fair value $ 1,292,518 $ 1,290,313 $ 1,220,520 $ 1,210,009
1 This table excludes financial assets and liabilities where the carrying value approximates their fair value.

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
The following tables set out changes in fair

value of all assets and liabilities measured

at fair value using significant Level 3 unobservable

inputs for the years
ended October 31, 2024

and October 31, 2023.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements 1 Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of October 31 instruments
2023 in income 2 in OCI 3,4 Issuances Settlements Level 3 Level 3 2024 still held 5
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-related
securities $ 67 $ – $ – $ – $ (67) $ – $ – $ – $ –
Other debt securities 65 1 – 91 (88) 33 (76) 26 –
Equity securities 10 (1) – 11 (8) – – 12 –

142 – – 102 (163) 33 (76) 38 –
Non-trading financial assets at
fair value through profit or loss
Securities 980 98 – 232 (76) – (1) 1,233 80

980 98 – 232 (76) – (1) 1,233 80
Financial assets at fair value
through other comprehensive
income
Other debt securities 27 – (3) 3 (20) – – 7 –
Equity securities

2,377 – (7) 1,171 (205) 19 – 3,355 3

$ 2,404 $ – $ (10) $ 1,174 $ (225) $ 19 $ – $ 3,362 $ 3
FINANCIAL LIABILITIES
Trading deposits 6 $ (985) $ (13) $ – $ (122) $ 540 $ – $ 75 $ (505) $ (6)
Derivatives
7
Interest rate contracts (126) (70) – – 38 – – (158) (34)
Foreign exchange contracts (6) 14 – – 2 (14) 5 1 4
Equity contracts (21) (5) – – (2) 3 1 (24) (6)
Commodity contracts (1) (5) – – (4) – – (10) (9)
(154) (66) – – 34 (11) 6 (191) (45)
Financial liabilities designated
at fair value through profit or loss (22) 127 – (260) 131 – – (24) 127
Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements 1 Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of October 31 instruments
2022 in income 2 in OCI 3,4
Issuances Settlements
Level 3 Level 3 2023 still held 5
FINANCIAL ASSETS

Trading loans, securities,

and other
Government and government-related
securities $ – $ – $ – $ 33 $ – $ 34 $ – $ 67 $ –
Other debt securities 49 7 – 111 (145) 95 (52) 65 1
Equity securities – (2) – 41 (29) – – 10 2

49 5 – 185 (174) 129 (52) 142 3
Non-trading financial assets at
fair value through profit or loss
Securities 845 4 – 187 (56) – – 980 (17)

845 4 – 187 (56) – – 980 (17)
Financial assets at fair value
through other comprehensive
income
Other debt securities 60 – (6) 22 (28) – (21) 27 –
Equity securities

2,477 – (565) 2,473 (2,008) – – 2,377 (382)

$ 2,537 $ – $ (571) $ 2,495 $ (2,036) $ – $ (21) $ 2,404 $ (382)
FINANCIAL LIABILITIES
Trading deposits 6 $ (416) $ (57) $ – $ (539) $ 30 $ (15) $ 12 $ (985) $ (43)
Derivatives 7
Interest rate contracts (156) (47) – – 77 – – (126) 25
Foreign exchange contracts 4 (2) – – (1) (8) 1 (6) 2
Equity contracts (59) 35 – 26 (17) (1) (5) (21) 24
Commodity contracts 27 24 – – (52) – – (1) (1)
(184) 10 – 26 7 (9) (4) (154) 50
Financial liabilities designated
at fair value through profit or loss (44) (89) – (486) 597 – – (22) (89)
1

Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest income on the Consolidated Statement of Income.
3

Other comprehensive income.
4

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 7 for further details.
5

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
6

Issuances and repurchases of trading deposits are reported on a gross basis.
7 Consists of derivative assets of $ 30

million (October 31, 2023/November 1, 2023 – $
22

million; November 1, 2022 – $
50

million) and derivative liabilities of $
221

million
(October 31, 2023/November 1, 2023 – $ 176

million; November 1, 2022 – $
234

million), which have been netted in this table for presentation purposes only.

Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)
The following table presents

the Bank’s assets and liabilities recognized

at fair value and classified as Level 3, together

with the valuation techniques used to
measure fair value, the significant inputs

used in the valuation technique that are considered

unobservable,

and a range of values for those unobservable

inputs.
The range of values represents

the highest and lowest inputs

used in calculating the fair value.
Valuation Techniques and Inputs

Used in the Fair Value Measurement of Level 3 Assets and Liabilit

ies

As at

October 31, 2024 October 31, 2023
Significant
Valuation unobservable Lower Upper Lower Upper
technique inputs (Level 3) range range range range Unit
Government and government-

related securities
Market comparable Bond price equivalent n/a 1 n/a 99 100 points
Other debt securities Market comparable Bond price equivalent – 102 – 103 points
Equity securities 2 Market comparable New issue price 100 100 100 100%
Non-trading financial assets
at fair value through profit or loss Market comparable New issue price 100 100 100 100%
Discounted cash flow Discount rates 9 9 9 9%
EBITDA multiple Earnings multiple – 20.0 – 20.0 times
Price-based Net Asset Value 3 n/a n/a n/a n/a
Derivatives

Interest rate contracts

Discounted cash flow Inflation rate swap curve 2 2 1 2%
Option model Funding ratio 75 75 75 75%
Swaption Model Currency-specific volatility 56 319 n/a n/a %
Foreign exchange contracts

Option model Currency-specific volatility 5 26 5 14%
Equity contracts

Option model Price correlation 16 67 55 86%

Quanto correlation n/a n/a – 68%

Dividend yield 2 7 – 7%

Equity volatility 13 27 14 41%
Commodity contracts

Option model Quanto correlation (67) (47) (67) (47) %
Trading deposits Option model Quanto correlation n/a n/a – 68%

Dividend yield n/a n/a – 4%

Equity volatility n/a n/a 14 20%
Swaption model Currency-specific volatility 53 319 50 503%
Financial liabilities designated
at fair value through profit or loss Option model Funding ratio 2 70 4 70%
1

Not applicable.
2

Equity securities exclude the fair value of Federal Reserve stock and FHLB stock of $
3.2

billion (October 31, 2023 – $
2.2

billion) which are redeemable by the issuer at cost which
approximates fair value. These securities cannot be traded in the market, hence, these securities have not been subjected to the sensitivity analysis.
3

Net asset value information for private funds has not been disclosed due to the wide range in prices for these instruments.

Schedule of Sensitivity Analysis of Level 3 Financial Assets and Liabilities
The following table summarizes the potential

effect of using reasonably possible alternative

assumptions for financial assets and

financial liabilities held, that are
classified in Level 3 of the fair value hierarchy

as at October 31, 2024 and October 31, 2023.

For trading securities, non-trading securities

at FVTPL and equity
securities at FVOCI, the sensitivity was

calculated based on an upward and downward

shock of the fair value reported. For trading deposits,

the sensitivity was
calculated by varying unobservable inputs

which may include volatility, credit spreads, and correlation. For interest rate derivatives, the Bank performed

a
sensitivity analysis on the mortgage spreads

and unobservable inflation curve. For equity

derivatives, the sensitivity was calculated

by using reasonably possible
alternative

assumptions by shocking correlation,

or the price and volatility of the underlying

equity instrument. For financial liabilities

designated at FVTPL, the
sensitivity was calculated based on an upward

and downward shock of the funding ratio.
Sensitivity Analysis of Level 3 Financial

Assets and Liabilities
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
Impact to net assets Impact to net assets
Decrease in Increase in Decrease in Increase in
fair value fair value fair value fair value
FINANCIAL ASSETS
Trading loans, securities, and other
Securities $ 3 $ 1 $ 10 $ 2
Non-trading financial assets at fair

value through profit or loss
Securities 155 39 133 49
Financial assets at fair value through other

comprehensive income
Equity securities 30 12 25 13
FINANCIAL LIABILITIES
Trading deposits – – – –
Derivatives
Interest rate contracts 28 17 25 16
Equity contracts 1 – 2 1
29 17 27 17
Financial liabilities designated at fair value

through profit or loss
2 4 5 5
Total $ 219 $ 73 $ 200 $ 86

At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following table presents

the levels

within the fair value hierarchy for each

of the assets and liabilities measured

at fair value on a recurring basis as at
October 31, 2024

and October 31, 2023.
Fair Value Hierarchy for Assets and

Liabilities Measured at Fair Value

on a Recurring Basis
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
FINANCIAL ASSETS AND COMMODITIES
Trading loans, securities, and other
1
Government and government-related securities
Canadian government debt
Federal $ 691 $ 9,551 $ – $ 10,242 $ 72 $ 9,073 $ – $ 9,145
Provinces

– 6,398 – 6,398 – 7,445 – 7,445
U.S. federal, state, municipal governments,

and agencies debt
– 18,861 – 18,861 2 24,325 67 24,394
Other OECD government-guaranteed debt – 9,722 – 9,722 – 8,811 – 8,811
Mortgage-backed securities – 1,352 – 1,352 – 1,698 – 1,698
Other debt securities
Canadian issuers

– 6,611 12 6,623 – 6,067 5 6,072
Other issuers – 15,845 14 15,859 – 14,553 60 14,613
Equity securities 68,682 34 12 68,728 54,186 41 10 54,237
Trading loans

– 23,518 – 23,518 – 17,261 – 17,261
Commodities 13,504 962 – 14,466 7,620 791 – 8,411
Retained interests – 1 – 1 – 3 – 3

82,877 92,855 38 175,770

61,880 90,068 142 152,090
Non-trading financial assets at fair value through
profit or loss
Securities

391

1,188 1,233 2,812

269

2,596 980 3,845
Loans – 3,057 – 3,057 – 3,495 – 3,495

391 4,245 1,233 5,869

269 6,091 980 7,340
Derivatives

Interest rate contracts

2

15,440 – 15,442

17

22,893 – 22,910
Foreign exchange contracts

47 51,001 13 51,061 26 57,380 7 57,413
Credit contracts

– 6 – 6 – 54 – 54
Equity contracts

64 6,167 – 6,231 58 4,839 – 4,897
Commodity contracts

548 4,756 17 5,321 306 1,787 15 2,108

661 77,370 30 78,061

407 86,953 22 87,382
Financial assets designated at
fair value through profit or loss
Securities 1

–

6,417 – 6,417

–

5,818 – 5,818

– 6,417 – 6,417

– 5,818 – 5,818
Financial assets at fair value through other
comprehensive income
Government and government-related securities
Canadian government debt
Federal – 18,139 – 18,139 – 18,210 – 18,210
Provinces

– 21,270 – 21,270 – 19,940 – 19,940
U.S. federal, state, municipal governments,

and agencies debt
– 35,197 – 35,197 – 11,002 – 11,002
Other OECD government-guaranteed debt – 1,679 – 1,679 – 1,498 – 1,498
Mortgage-backed securities – 2,137 – 2,137 – 2,277 – 2,277
Other debt securities
Asset-backed securities – 1,384 – 1,384 – 4,114 – 4,114
Corporate and other debt – 9,439 7 9,446 – 8,863 27 8,890
Equity securities 1,058 2 3,355 4,415 1,133 3 2,377 3,513
Loans – 230 – 230 – 421 – 421

1,058 89,477 3,362 93,897

1,133 66,328 2,404 69,865
Securities purchased under reverse
repurchase agreements – 10,488 – 10,488 – 9,649 – 9,649
FINANCIAL LIABILITIES
Trading deposits – 29,907 505 30,412 – 29,995 985 30,980
Derivatives

Interest rate contracts

3

13,283

158

13,444

16

21,064

126

21,206
Foreign exchange contracts

30 40,936 12 40,978 19 44,841 13 44,873
Credit contracts

– 403 – 403 – 172 – 172
Equity contracts

– 7,974 24 7,998 7 3,251 21 3,279
Commodity contracts

673 4,845 27 5,545 248 1,846 16 2,110

706 67,441 221

68,368

290 71,174 176

71,640
Securitization liabilities at fair value

–

20,319

–

20,319

–

14,422

–

14,422
Financial liabilities designated
at fair value through profit or loss

–

207,890

24

207,914

–

192,108

22

192,130
Obligations related to securities sold short
1

1,783

37,732

–

39,515

1,329

43,332

–

44,661
Obligations related to securities sold
under repurchase agreements – 9,736 – 9,736 – 12,641 – 12,641
1

Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following table presents the levels within

the fair value hierarchy for each of the

financial assets and liabilities not carried at fair

value as at October 31, 2024
and October 31, 2023, but for which fair

value is disclosed.
Fair Value Hierarchy for Assets and

Liabilities not carried at Fair Value
1
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
Level 1 Level 2 Level 3 Total Level 1
Level 2

Level 3 Total
ASSETS
Debt securities at amortized cost, net of allowance for
credit losses
Government and government-related securities $ – $ 202,667 $ – $ 202,667 $ – $ 222,699 $ – $ 222,699
Other debt securities

– 63,509 – 63,509 – 72,510 1 72,511
Total debt securities

at amortized cost, net of allowance
for credit losses – 266,176 – 266,176 – 295,209 1 295,210
Total loans, net

of allowance for loan losses
– 285,070 664,157 949,227 – 284,280 593,483 877,763
Total assets with

fair value disclosures
$ – $ 551,246 $ 664,157 $ 1,215,403 $ – $ 579,489 $ 593,484 $ 1,172,973
LIABILITIES
Deposits $ – $ 1,266,562 $ – $ 1,266,562 $ – $ 1,188,585 $ – $ 1,188,585
Securitization liabilities at amortized cost

– 12,123 – 12,123 – 12,035 – 12,035
Subordinated notes and debentures

– 11,628 – 11,628 – 9,389 – 9,389
Total liabilities with

fair value disclosures
$ – $ 1,290,313 $ – $ 1,290,313 $ – $ 1,210,009 $ – $ 1,210,009
1 This table excludes financial assets and liabilities where the carrying value approximates their fair value.